Note 15 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Income tax liabilities	$ 182,711	$ 35,210
V.A.T. liabilities	18,091	14,313
Other taxes	49,431	52,882
	$ 250,233	$ 102,405